Leases - Dislosure Of Lease Expenditure Recognised Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	$ 25	$ 27	$ 35
System Fund depreciation of right-of-use assets	3	3	4
Net impairment (reversal)/charge	0		16
System Fund impairment (reversal)/charge	0	(3)	32
Derecognition of right-of-use assets and lease liabilities	0		(22)
Gain on lease termination	0		(30)
Expense relating to variable lease payments	47	31	7
Expense relating to short-term leases and low-value assets	1	1	2
Income from operating subleases of right-of-use assets	(1)	(1)	(1)
Recognised in operating profit/(loss)	75	58	43
Interest on lease liabilities	29	29	37
Total recognised in the Group income statement	$ 104	$ 87	$ 80